Share-based Compensation - Schedule of Stock Option Shares Activities (Detail) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	7,074,035		26,029,630
Options, Canceled/Forfeited		(1,300,000)
Options,Expired	(57,505)	(40,835)
Options,Exercised	(3,925,830)	(17,614,760)
Options Outstanding, Ending Balance	3,090,700	7,074,035
Options Outstanding, Vested and expected to vest	3,069,896
Options Outstanding, Exercisable	1,730,780
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.5331		$ 0.3708
Canceled/Forfeited, Weighted Average Exercise Price		$ 0.5876
Expired, Weighted Average Exercise Price	0.32	0.126
Exercised, Weighted Average Exercise Price	0.3211	0.2915
Outstanding, Weighted Average Exercise Price, Ending balance	0.8064	$ 0.5331
Vested and expected to vest, Weighted Average Exercise Price	0.8069
Exercisable, Weighted Average Exercise Price	$ 1.039
Outstanding, Weighted Average Remaining Contractual Life	1 year 25 days	1 year 2 months 26 days	1 year 3 months 21 days
Vested and expected to vest, Weighted Average Remaining Contractual Life	1 year 25 days
Exercisable, Weighted Average Remaining Contractual Life	6 months 29 days
Outstanding, Aggregate Intrinsic Value	$ 836	$ 3,607	$ 5,581
Vested and expected to vest, Aggregate Intrinsic Value	830
Exercisable, Aggregate Intrinsic Value	$ 268